Accounts payable	12 Months Ended
Dec. 31, 2020
Accounts payable
Accounts payable
15. Accounts payable
Accounts payable consist of the following:

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Vendor payable	74,639,015	84,643,120
Shipping charges payable and others	15,789,367	22,175,305

Total	90,428,382	106,818,425

JD Digits and other financial institutions (the “Institutions”) offer supply chain financing services to the Group’s suppliers. Suppliers can sell one or more of the Group’s payment obligations at their sole discretion to the Institutions to receive funds ahead of time to meet their cash flow needs. The Group’s rights and obligations are not impacted. The original payment terms, timing or amount, remain unchanged. As of December 31, 2019 and 2020, RMB12,102,649,000 and RMB11,942,390,000, respectively, of the outstanding payment obligations were elected by the suppliers and sold to the Institutions.